UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02368

Name of Registrant:	Vanguard Fixed Income Securities Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2024—January 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Real Estate II Index Fund Institutional Plus Shares - VRTPX

Vanguard GNMA Fund Investor Shares - VFIIX

Vanguard GNMA Fund Admiral™ Shares - VFIJX

Vanguard Real Estate II Index Fund
Institutional Plus Shares (VRTPX)
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Real Estate II Index Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$8	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2025, the Fund performed in line with its benchmark.
  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.
  Many benchmark sectors recorded positive returns for the 12 months. Health care REITs—which returned more than 40%—contributed most to performance. Retail REITs, multifamily residential REITs, and real estate services were also top performers, posting double-digit gains. Industrial REITs and telecom tower REITs detracted the most.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 26, 2017, Through January 31, 2025
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/26/2017)
Institutional Plus Shares	12.26%	3.14%	5.21%
Real Estate Spliced Index	12.35%	3.21%	5.28%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	14.00%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of January 31, 2025)
Fund Net Assets (in millions)	$9,445
Number of Portfolio Holdings	160
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$150
Portfolio Composition % of Net Assets (as of January 31, 2025)
Data Center REITs	9.6%
Health Care REITs	12.1%
Industrial REITs	11.1%
Multi-Family Residential REITs	8.7%
Office REITs	3.3%
Other Specialized REITs	6.6%
Real Estate Services	8.1%
Retail REITs	13.3%
Self-Storage REITs	6.3%
Single-Family Residential REITs	4.0%
Telecom Tower REITs	10.0%
Other Assets and Liabilities—Net	6.9%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR2023

Vanguard GNMA Fund
Investor Shares (VFIIX)
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard GNMA Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.21%
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. GNMA Bond Index.
  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.
  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The bellwether 10-year note added 0.63 percentage points to end the period at 4.54%.
  The Fund’s outperformance was aided by security selection in 30-year GNMA securities. Out-of-benchmark allocations to agency collateralized mortgage obligations and 30-year conventional mortgages also contributed.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2015, Through January 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	2.19%	-0.54%	0.86%
Bloomberg U.S. GNMA Bond Index	2.02%	-0.59%	0.86%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of January 31, 2025)
Fund Net Assets (in millions)	$14,022
Number of Portfolio Holdings	127
Portfolio Turnover Rate	388%
Total Investment Advisory Fees (in thousands)	$1,626
Distribution by Stated Maturity % of Net Asset (as of January 31, 2025)
0 - 5 Years	1.0%
5 - 10 Years	2.6%
10 - 15 Years	1.8%
15 - 20 Years	13.5%
20 - 25 Years	21.9%
Over 25 Years	57.7%
Other Assets and Liabilities—Net	1.5%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR36

Vanguard GNMA Fund
Admiral™ Shares (VFIJX)
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard GNMA Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.11%
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. GNMA Bond Index.
  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.
  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The bellwether 10-year note added 0.63 percentage points to end the period at 4.54%.
  The Fund’s outperformance was aided by security selection in 30-year GNMA securities. Out-of-benchmark allocations to agency collateralized mortgage obligations and 30-year conventional mortgages also contributed.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2015, Through January 31, 2025
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	2.28%	-0.44%	0.96%
Bloomberg U.S. GNMA Bond Index	2.02%	-0.59%	0.86%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of January 31, 2025)
Fund Net Assets (in millions)	$14,022
Number of Portfolio Holdings	127
Portfolio Turnover Rate	388%
Total Investment Advisory Fees (in thousands)	$1,626
Distribution by Stated Maturity % of Net Asset (as of January 31, 2025)
0 - 5 Years	1.0%
5 - 10 Years	2.6%
10 - 15 Years	1.8%
15 - 20 Years	13.5%
20 - 25 Years	21.9%
Over 25 Years	57.7%
Other Assets and Liabilities—Net	1.5%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR536

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended January 31, 2025	Fiscal Year Ended January 31, 2024
(a) Audit Fees.	$452,000	$460,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$452,000	$460,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.
(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.
(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended January 31, 2025	Fiscal Year Ended January 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,664,500	$3,295,934
Tax Fees.	$1,898,992	$1,678,928
All Other Fees.	$25,000	$25,000
Total.	$5,588,492	$4,999,862

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended January 31, 2025
Vanguard Real Estate Index Funds
Vanguard Real Estate Index Fund
Vanguard Real Estate II Index Fund

Contents
Real Estate Index Fund	1
Real Estate II Index Fund	17
Report of Independent Registered Public Accounting Firm	29
Tax information	30

Real Estate Index Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (92.2%)
Data Center REITs (8.1%)
	Equinix Inc.	3,573,343	3,264,821
	Digital Realty Trust Inc.	12,667,413	2,075,682
			5,340,503
Diversified REITs (1.7%)
	WP Carey Inc.	8,470,264	473,572
	Essential Properties Realty Trust Inc.	6,782,366	217,714
	Broadstone Net Lease Inc.	7,291,063	114,761
	Global Net Lease Inc.	7,575,473	54,468
	Empire State Realty Trust Inc. Class A	5,439,752	52,004
	Alexander & Baldwin Inc.	2,811,380	50,183
	American Assets Trust Inc.	1,886,411	45,802
	Armada Hoffler Properties Inc.	3,087,179	30,193
	Gladstone Commercial Corp.	1,642,668	26,628
	One Liberty Properties Inc.	662,130	16,997
	CTO Realty Growth Inc.	804,807	15,798
	NexPoint Diversified Real Estate Trust	1,277,645	7,065
			1,105,185
Health Care REITs (10.4%)
	Welltower Inc.	23,428,765	3,197,558
	Ventas Inc.	16,047,636	969,598
	Alexandria Real Estate Equities Inc.	6,092,646	593,119
	Healthpeak Properties Inc.	27,063,814	559,138
	Omega Healthcare Investors Inc.	9,973,650	369,624
	Healthcare Realty Trust Inc. Class A	14,042,412	235,211
	American Healthcare REIT Inc.	5,871,613	166,108
	CareTrust REIT Inc.	5,965,260	158,079
	Sabra Health Care REIT Inc.	9,061,784	151,423
	National Health Investors Inc.	1,787,652	121,757
[1]	Medical Properties Trust Inc.	22,047,621	103,403
	LTC Properties Inc.	1,681,452	57,842
	Sila Realty Trust Inc.	2,127,153	52,881
	Community Healthcare Trust Inc.	1,085,919	21,534
	Universal Health Realty Income Trust	509,125	19,876
	Global Medical REIT Inc.	2,415,663	18,939
	Diversified Healthcare Trust	6,497,729	16,114
			6,812,204
Hotel & Resort REITs (2.0%)
	Host Hotels & Resorts Inc.	27,171,652	454,038
	Ryman Hospitality Properties Inc.	2,201,207	230,775
	Apple Hospitality REIT Inc.	8,846,356	136,588
	Park Hotels & Resorts Inc.	8,080,986	109,013
	Sunstone Hotel Investors Inc.	7,476,654	84,711
	DiamondRock Hospitality Co.	8,019,165	70,408
	Pebblebrook Hotel Trust	4,659,788	61,183
	Xenia Hotels & Resorts Inc.	3,942,878	58,985
	RLJ Lodging Trust	5,992,887	58,431
	Summit Hotel Properties Inc.	4,190,723	28,120
[1]	Service Properties Trust	6,112,770	17,421
	Chatham Lodging Trust	1,894,671	16,559
			1,326,232
Industrial REITs (9.5%)
	Prologis Inc.	35,823,133	4,271,909
	Rexford Industrial Realty Inc.	8,491,406	345,261
	EastGroup Properties Inc.	1,884,954	319,726
	First Industrial Realty Trust Inc.	5,119,295	273,319
	Terreno Realty Corp.	3,748,272	245,212
	STAG Industrial Inc.	7,044,059	240,766
	Americold Realty Trust Inc.	10,441,808	228,153

Real Estate Index Fund
		Shares	Market Value• ($000)
	Lineage Inc.	2,642,235	158,534
	LXP Industrial Trust	11,383,222	94,708
	Innovative Industrial Properties Inc.	1,095,849	78,550
	Plymouth Industrial REIT Inc.	1,582,948	26,594
			6,282,732
Multi-Family Residential REITs (7.5%)
	AvalonBay Communities Inc.	5,502,515	1,218,862
	Equity Residential	13,203,134	932,537
	Essex Property Trust Inc.	2,485,081	707,179
	Mid-America Apartment Communities Inc.	4,522,885	690,102
	UDR Inc.	12,127,281	506,193
	Camden Property Trust	4,124,868	469,039
	Independence Realty Trust Inc.	8,937,261	171,685
	Elme Communities	3,401,112	51,901
	Veris Residential Inc.	3,231,909	51,517
	Apartment Investment & Management Co. Class A	4,935,886	44,620
	Centerspace	591,696	35,946
	NexPoint Residential Trust Inc.	885,177	34,947
	BRT Apartments Corp.	435,322	7,461
			4,921,989
Office REITs (2.8%)
	BXP Inc.	5,803,662	424,480
	Vornado Realty Trust	6,263,840	270,974
	Cousins Properties Inc.	5,884,942	179,667
[1]	SL Green Realty Corp.	2,507,153	168,957
	Kilroy Realty Corp.	4,313,535	168,314
	COPT Defense Properties	4,357,421	128,283
	Highwoods Properties Inc.	4,100,496	122,154
	Douglas Emmett Inc.	6,475,513	118,890
	JBG SMITH Properties	3,181,338	49,343
	Easterly Government Properties Inc. Class A	3,788,987	43,043
	Piedmont Office Realty Trust Inc. Class A	4,799,247	41,945
	Brandywine Realty Trust	6,682,326	36,686
	Paramount Group Inc.	6,732,603	32,922
*	NET Lease Office Properties	571,923	18,256
	Hudson Pacific Properties Inc.	4,915,632	15,386
	Peakstone Realty Trust	1,404,768	15,101
	Orion Office REIT Inc.	1,934,021	7,833
	Office Properties Income Trust	2,101,443	1,909
*,2	New York REIT Liquidating LLC	1,208	8
			1,844,151
Other (13.9%)[3]
[4,5]	Vanguard Real Estate II Index Fund	420,563,078	9,159,864
Other Specialized REITs (5.5%)
	Iron Mountain Inc.	11,349,581	1,152,777
	VICI Properties Inc. Class A	37,115,743	1,104,936
	Gaming & Leisure Properties Inc.	10,619,590	513,882
	Lamar Advertising Co. Class A	3,399,393	429,751
	EPR Properties	2,928,819	135,018
	Four Corners Property Trust Inc.	3,583,957	98,308
	Outfront Media Inc.	5,139,075	94,559
	Uniti Group Inc.	9,442,595	51,462
	Safehold Inc.	1,798,679	29,156
[1]	Farmland Partners Inc.	1,770,234	20,659
[1]	Gladstone Land Corp.	1,316,078	14,293
			3,644,801
Retail REITs (11.6%)
	Simon Property Group Inc.	12,614,000	2,193,070
	Realty Income Corp.	33,692,327	1,840,949
	Kimco Realty Corp.	26,088,186	585,680
	Regency Centers Corp.	6,673,594	479,431
	Federal Realty Investment Trust	2,912,849	316,423
	Brixmor Property Group Inc.	11,656,613	303,771
[1]	Agree Realty Corp.	3,892,414	282,472
	NNN REIT Inc.	7,104,033	279,828
	Macerich Co.	9,613,569	199,770
	Kite Realty Group Trust	8,497,106	196,708

Real Estate Index Fund
		Shares	Market Value• ($000)
	Phillips Edison & Co. Inc.	4,738,406	172,146
	Tanger Inc.	4,230,033	138,830
	Urban Edge Properties	4,693,198	95,460
	Acadia Realty Trust	4,074,635	93,880
	Curbline Properties Corp.	3,650,596	89,330
[1]	InvenTrust Properties Corp.	2,984,943	88,772
	Retail Opportunity Investments Corp.	4,927,448	86,083
	Getty Realty Corp.	1,990,252	61,718
[1]	NETSTREIT Corp.	2,989,717	43,291
	SITE Centers Corp.	1,825,880	27,352
	Whitestone REIT	1,644,207	22,032
	Saul Centers Inc.	515,098	18,811
	Alexander's Inc.	88,794	16,866
	CBL & Associates Properties Inc.	469,866	14,383
*,2	Spirit MTA REIT	2,071,263	186
			7,647,242
Self-Storage REITs (5.4%)
	Public Storage	6,094,304	1,819,028
	Extra Space Storage Inc.	8,199,756	1,262,763
	CubeSmart	8,711,031	363,250
	National Storage Affiliates Trust	2,791,531	103,705
			3,548,746
Single-Family Residential REITs (3.4%)
	Invitation Homes Inc.	22,520,492	701,513
	Sun Communities Inc.	4,822,435	610,038
	Equity LifeStyle Properties Inc.	6,854,142	448,604
	American Homes 4 Rent Class A	12,737,054	441,084
	UMH Properties Inc.	2,884,138	51,886
			2,253,125
Telecom Tower REITs (8.6%)
	American Tower Corp.	18,070,773	3,342,189
	Crown Castle Inc.	16,813,050	1,501,069
	SBA Communications Corp. Class A	4,158,645	821,582
			5,664,840
Timber REITs (1.8%)
	Weyerhaeuser Co.	28,142,699	861,729
	Rayonier Inc.	5,689,962	148,736
	PotlatchDeltic Corp.	3,052,264	136,528
			1,146,993
Total Equity Real Estate Investment Trusts (REITs) (Cost $57,488,561)			60,698,607
Real Estate Management & Development (7.4%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	1,581,014	76,047
*	Tejon Ranch Co.	776,852	12,600
	RMR Group Inc. Class A	610,486	11,398
			100,045
Real Estate Development (0.2%)
*,1	Howard Hughes Holdings Inc.	1,263,231	96,473
*	Forestar Group Inc.	784,036	18,707
			115,180
Real Estate Operating Companies (0.1%)
	Kennedy-Wilson Holdings Inc.	4,254,603	38,504
[1]	Landbridge Co. LLC Class A	494,295	32,065
*,1	Seritage Growth Properties Class A	1,315,811	4,921
			75,490
Real Estate Services (6.9%)
*	CBRE Group Inc. Class A	11,856,097	1,716,052
*	CoStar Group Inc.	15,856,504	1,214,608
*	Jones Lang LaSalle Inc.	1,835,984	519,216
*	Zillow Group Inc. Class C	5,948,905	489,119
*	Zillow Group Inc. Class A	2,098,167	166,175
*	Cushman & Wakefield plc	8,867,428	122,282
*	Compass Inc. Class A	16,610,824	120,428
	Newmark Group Inc. Class A	5,461,627	77,173
	Marcus & Millichap Inc.	974,056	37,170
*	Redfin Corp.	4,356,431	34,851

Real Estate Index Fund
		Shares	Market Value• ($000)
[1]	eXp World Holdings Inc.	2,975,305	33,859
*	Opendoor Technologies Inc.	23,112,550	31,895
*	Anywhere Real Estate Inc.	3,872,212	13,979
			4,576,807
Total Real Estate Management & Development (Cost $4,408,090)			4,867,522
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[6,7]	Vanguard Market Liquidity Fund, 4.371% (Cost $403,270)	4,033,379	403,298
Total Investments (100.2%) (Cost $62,299,921)			65,969,427
Other Assets and Liabilities—Net (-0.2%)			(123,639)
Net Assets (100%)			65,845,788
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $162,745,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $171,027,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Equinix Inc.	8/29/25	BANA	94,289	(4.438)	—	(3,260)
Redfin Corp.	1/30/26	GSI	2,800	(4.334)	—	—
VICI Properties Inc. Class A	8/29/25	BANA	99,314	(5.088)	2,968	—
Welltower Inc.	8/29/25	BANA	63,015	(4.488)	4,997	—
					7,965	(3,260)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $6,396,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $54,019,207)	56,406,265
Affiliated Issuers (Cost $403,270)	403,298
Vanguard Real Estate II Index Fund (Cost $7,877,444)	9,159,864
Total Investments in Securities	65,969,427
Investment in Vanguard	1,495
Cash	30,633
Receivables for Investment Securities Sold	2,173
Receivables for Accrued Income	39,762
Receivables for Capital Shares Issued	40,681
Unrealized Appreciation—Over-the-Counter Swap Contracts	7,965
Total Assets	66,092,136
Liabilities
Payables for Investment Securities Purchased	41,572
Collateral for Securities on Loan	171,027
Payables for Capital Shares Redeemed	27,282
Payables to Vanguard	3,207
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,260
Total Liabilities	246,348
Net Assets	65,845,788
1 Includes $162,745,000 of securities on loan.
At January 31, 2025, net assets consisted of:

Paid-in Capital	67,141,665
Total Distributable Earnings (Loss)	(1,295,877)
Net Assets	65,845,788

Investor Shares—Net Assets
Applicable to 2,638,094 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	79,440
Net Asset Value Per Share—Investor Shares	$30.11

ETF Shares—Net Assets
Applicable to 387,682,990 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,126,904
Net Asset Value Per Share—ETF Shares	$90.61

Admiral™ Shares—Net Assets
Applicable to 159,725,763 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,511,103
Net Asset Value Per Share—Admiral Shares	$128.41

Institutional Shares—Net Assets
Applicable to 509,595,485 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,128,341
Net Asset Value Per Share—Institutional Shares	$19.88
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	1,627,691
Dividends—Vanguard Real Estate II Index Fund	253,552
Interest—Unaffiliated Issuers	189
Interest—Affiliated Issuers	8,101
Securities Lending—Net	2,843
Total Income	1,892,376
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,151
Management and Administrative—Investor Shares	200
Management and Administrative—ETF Shares	34,699
Management and Administrative—Admiral Shares	21,608
Management and Administrative—Institutional Shares	8,952
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—ETF Shares	1,355
Marketing and Distribution—Admiral Shares	906
Marketing and Distribution—Institutional Shares	338
Custodian Fees	114
Auditing Fees	39
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	2,797
Shareholders’ Reports and Proxy Fees—Admiral Shares	737
Shareholders’ Reports and Proxy Fees—Institutional Shares	333
Trustees’ Fees and Expenses	37
Other Expenses	40
Total Expenses	73,312
Net Investment Income	1,819,064
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	229,434
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	675,476
Investment Securities Sold—Affiliated Issuers	6
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Swap Contracts	26,695
Realized Net Gain (Loss)	931,611
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	4,014,043
Investment Securities—Affiliated Issuers	(41)
Investment Securities—Vanguard Real Estate II Index Fund	746,909
Swap Contracts	10,403
Change in Unrealized Appreciation (Depreciation)	4,771,314
Net Increase (Decrease) in Net Assets Resulting from Operations	7,521,989
1	Includes $1,717,582,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,819,064	1,899,119
Realized Net Gain (Loss)	931,611	277,070
Change in Unrealized Appreciation (Depreciation)	4,771,314	(5,161,675)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,521,989	(2,985,486)
Distributions
Net Investment Income and/or Realized Capital Gains
Investor Shares	(2,305)	(2,871)
ETF Shares	(1,010,254)	(1,004,365)
Admiral Shares	(601,430)	(620,267)
Institutional Shares	(303,772)	(301,203)
Return of Capital
Investor Shares	(723)	(994)
ETF Shares	(317,245)	(347,576)
Admiral Shares	(188,864)	(214,652)
Institutional Shares	(95,392)	(104,235)
Total Distributions	(2,519,985)	(2,596,163)
Capital Share Transactions
Investor Shares	(13,347)	(30,815)
ETF Shares	217,195	(1,415,940)
Admiral Shares	(947,161)	(516,200)
Institutional Shares	(621,858)	80,493
Net Increase (Decrease) from Capital Share Transactions	(1,365,171)	(1,882,462)
Total Increase (Decrease)	3,636,833	(7,464,111)
Net Assets
Beginning of Period	62,208,955	69,673,066
End of Period	65,845,788	62,208,955
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.89	$30.26	$35.37	$28.23	$31.21
Investment Operations
Net Investment Income[1]	.774	.787	.684	.602	.586
Net Realized and Unrealized Gain (Loss) on Investments	2.544	(2.036)	(4.766)	7.475	(2.498)
Total from Investment Operations	3.318	(1.249)	(4.082)	8.077	(1.912)
Distributions
Dividends from Net Investment Income	(.836)	(.833)	(.686)	(.620)	(.624)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(.262)	(.288)	(.342)	(.317)	(.444)
Total Distributions	(1.098)	(1.121)	(1.028)	(.937)	(1.068)
Net Asset Value, End of Period	$30.11	$27.89	$30.26	$35.37	$28.23
Total Return[2]	12.07%	-3.91%	-11.39%	28.73%	-5.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79	$86	$127	$196	$188
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%[3]	0.26%	0.26%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	—	—	—
Ratio of Net Investment Income to Average Net Assets	2.62%	2.87%	2.18%	1.77%	2.18%
Portfolio Turnover Rate[5]	7%	9%	7%	7%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$83.94	$91.06	$106.44	$84.96	$93.93
Investment Operations
Net Investment Income[1]	2.473	2.527	2.240	1.960	1.889
Net Realized and Unrealized Gain (Loss) on Investments	7.631	(6.154)	(14.394)	22.486	(7.525)
Total from Investment Operations	10.104	(3.627)	(12.154)	24.446	(5.636)
Distributions
Dividends from Net Investment Income	(2.613)	(2.595)	(2.152)	(1.943)	(1.947)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(.821)	(.898)	(1.074)	(1.023)	(1.387)
Total Distributions	(3.434)	(3.493)	(3.226)	(2.966)	(3.334)
Net Asset Value, End of Period	$90.61	$83.94	$91.06	$106.44	$84.96
Total Return	12.22%	-3.81%	-11.25%	28.88%	-5.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,127	$32,359	$36,825	$46,673	$32,064
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%[2]	0.12%	0.12%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	—	—	—
Ratio of Net Investment Income to Average Net Assets	2.78%	3.07%	2.38%	1.90%	2.33%
Portfolio Turnover Rate[4]	7%	9%	7%	7%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$118.96	$129.05	$150.85	$120.40	$133.12
Investment Operations
Net Investment Income[1]	3.495	3.613	3.201	2.761	2.677
Net Realized and Unrealized Gain (Loss) on Investments	10.820	(8.752)	(20.428)	31.890	(10.672)
Total from Investment Operations	14.315	(5.139)	(17.227)	34.651	(7.995)
Distributions
Dividends from Net Investment Income	(3.702)	(3.678)	(3.050)	(2.770)	(2.759)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(1.163)	(1.273)	(1.523)	(1.431)	(1.966)
Total Distributions	(4.865)	(4.951)	(4.573)	(4.201)	(4.725)
Net Asset Value, End of Period	$128.41	$118.96	$129.05	$150.85	$120.40
Total Return[2]	12.22%	-3.75%	-11.26%	28.91%	-5.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,511	$19,879	$22,110	$25,764	$19,702
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%[3]	0.12%	0.12%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	—	—	—
Ratio of Net Investment Income to Average Net Assets	2.77%	3.10%	2.41%	1.90%	2.33%
Portfolio Turnover Rate[5]	7%	9%	7%	7%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.41	$19.97	$23.35	$18.64	$20.60
Investment Operations
Net Investment Income[1]	.542	.565	.500	.432	.421
Net Realized and Unrealized Gain (Loss) on Investments	1.685	(1.355)	(3.168)	4.933	(1.646)
Total from Investment Operations	2.227	(.790)	(2.668)	5.365	(1.225)
Distributions
Dividends from Net Investment Income	(.576)	(.572)	(.475)	(.432)	(.429)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(.181)	(.198)	(.237)	(.223)	(.306)
Total Distributions	(.757)	(.770)	(.712)	(.655)	(.735)
Net Asset Value, End of Period	$19.88	$18.41	$19.97	$23.35	$18.64
Total Return	12.28%	-3.73%	-11.27%	28.91%	-5.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,128	$9,885	$10,610	$12,089	$9,478
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[2]	0.10%	0.10%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	—	—	—
Ratio of Net Investment Income to Average Net Assets	2.78%	3.13%	2.43%	1.92%	2.37%
Portfolio Turnover Rate[4]	7%	9%	7%	7%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund (“the Subsidiary”) is the wholly owned subsidiary in which the fund has invested a portion of its assets. Expenses of the Subsidiary are reflected in the Acquired Fund Fees and Expenses in the Financial Highlights. For additional financial information about the Subsidiary, refer to the accompanying financial statements.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in affiliated Vanguard funds are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended January 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the

Real Estate Index Fund
securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,495,000, representing less than 0.01% of the fund’s net assets and 0.60% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Real Estate Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	65,565,935	—	194	65,566,129
Temporary Cash Investments	403,298	—	—	403,298
Total	65,969,233	—	194	65,969,427

Derivative Financial Instruments
Assets
Swap Contracts	—	7,965	—	7,965
Liabilities
Swap Contracts	—	(3,260)	—	(3,260)
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,726,329
Total Distributable Earnings (Loss)	(1,726,329)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of qualified late-year losses; the deferral of losses from wash sales; the deferral of income from real estate investment trusts; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,342,084
Capital Loss Carryforwards	(4,736,972)
Qualified Late-Year Losses	(7,465)
Other Temporary Differences	106,476
Total	(1,295,877)
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,917,761	1,928,706
Long-Term Capital Gains	—	—
Return of Capital	602,224	667,457
Total	2,519,985	2,596,163
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	62,627,343
Gross Unrealized Appreciation	10,680,353
Gross Unrealized Depreciation	(7,338,269)
Net Unrealized Appreciation (Depreciation)	3,342,084

Real Estate Index Fund
E.  During the year ended January 31, 2025, the fund purchased $4,360,076,000 of investment securities and sold $5,846,737,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,878,402,000 and $5,853,891,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended January 31, 2025, such purchases were $126,000 and sales were $10,275,000, resulting in net realized loss of $516,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,055	239	7,901	286
Issued in Lieu of Cash Distributions	3,028	104	3,865	145
Redeemed	(23,430)	(805)	(42,581)	(1,536)
Net Increase (Decrease)—Investor Shares	(13,347)	(462)	(30,815)	(1,105)
ETF Shares
Issued	6,074,790	68,377	5,219,768	62,577
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,857,595)	(66,200)	(6,635,708)	(81,500)
Net Increase (Decrease)—ETF Shares	217,195	2,177	(1,415,940)	(18,923)
Admiral Shares
Issued	2,272,459	18,159	2,321,785	19,988
Issued in Lieu of Cash Distributions	699,132	5,607	735,078	6,445
Redeemed	(3,918,752)	(31,144)	(3,573,063)	(30,661)
Net Increase (Decrease)—Admiral Shares	(947,161)	(7,378)	(516,200)	(4,228)
Institutional Shares
Issued	1,697,501	88,687	1,713,612	95,042
Issued in Lieu of Cash Distributions	383,313	19,892	384,847	21,798
Redeemed	(2,702,672)	(135,862)	(2,017,966)	(111,179)
Net Increase (Decrease)—Institutional Shares	(621,858)	(27,283)	80,493	5,661
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	488,498	NA2	NA2	6	(41)	8,101	—	403,298
Vanguard Real Estate II Index Fund	8,159,403	334,580	—	—	746,909	253,552	—	9,159,864
Total	8,647,901	334,580	—	6	746,868	261,653	—	9,563,162
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.

Real Estate Index Fund
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Real Estate II Index Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (91.2%)
Data Center REITs (9.6%)
	Equinix Inc.	612,187	559,331
	Digital Realty Trust Inc.	2,111,081	345,922
			905,253
Diversified REITs (1.9%)
	WP Carey Inc.	1,411,298	78,906
	Essential Properties Realty Trust Inc.	1,129,821	36,267
	Broadstone Net Lease Inc.	1,215,441	19,131
	Global Net Lease Inc.	1,271,032	9,139
	Empire State Realty Trust Inc. Class A	905,073	8,653
	Alexander & Baldwin Inc.	468,654	8,365
	American Assets Trust Inc.	314,928	7,646
	Armada Hoffler Properties Inc.	513,004	5,017
	Gladstone Commercial Corp.	274,348	4,447
	One Liberty Properties Inc.	108,982	2,798
	CTO Realty Growth Inc.	132,790	2,607
	NexPoint Diversified Real Estate Trust	218,251	1,207
			184,183
Health Care REITs (12.1%)
	Welltower Inc.	3,988,003	544,284
	Ventas Inc.	2,674,313	161,582
	Alexandria Real Estate Equities Inc.	1,014,673	98,778
	Healthpeak Properties Inc.	4,508,259	93,141
	Omega Healthcare Investors Inc.	1,662,908	61,627
	Healthcare Realty Trust Inc. Class A	2,340,590	39,205
	American Healthcare REIT Inc.	978,922	27,694
	CareTrust REIT Inc.	995,105	26,370
	Sabra Health Care REIT Inc.	1,509,747	25,228
	National Health Investors Inc.	298,063	20,301
[1]	Medical Properties Trust Inc.	3,678,773	17,253
	LTC Properties Inc.	279,753	9,623
	Sila Realty Trust Inc.	354,003	8,801
	Community Healthcare Trust Inc.	182,389	3,617
	Universal Health Realty Income Trust	84,196	3,287
	Global Medical REIT Inc.	403,357	3,162
	Diversified Healthcare Trust	1,079,655	2,678
			1,146,631
Hotel & Resort REITs (2.3%)
	Host Hotels & Resorts Inc.	4,528,768	75,676
	Ryman Hospitality Properties Inc.	367,080	38,485
	Apple Hospitality REIT Inc.	1,472,276	22,732
	Sunstone Hotel Investors Inc.	1,244,567	14,101
	Park Hotels & Resorts Inc.	945,145	12,750
	DiamondRock Hospitality Co.	1,337,791	11,746
	Pebblebrook Hotel Trust	779,084	10,229
	Xenia Hotels & Resorts Inc.	656,784	9,825
	RLJ Lodging Trust	998,651	9,737
	Summit Hotel Properties Inc.	703,795	4,722
	Service Properties Trust	1,005,601	2,866
	Chatham Lodging Trust	316,594	2,767
			215,636
Industrial REITs (11.1%)
	Prologis Inc.	5,969,746	711,892
	Rexford Industrial Realty Inc.	1,415,393	57,550
	EastGroup Properties Inc.	314,181	53,292
	First Industrial Realty Trust Inc.	853,496	45,568
	Terreno Realty Corp.	624,317	40,843
	STAG Industrial Inc.	1,173,478	40,110
	Americold Realty Trust Inc.	1,739,190	38,001

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Lineage Inc.	440,404	26,424
	LXP Industrial Trust	1,896,019	15,775
	Innovative Industrial Properties Inc.	182,190	13,059
	Plymouth Industrial REIT Inc.	263,334	4,424
			1,046,938
Multi-Family Residential REITs (8.7%)
	AvalonBay Communities Inc.	917,094	203,146
	Equity Residential	2,200,364	155,412
	Essex Property Trust Inc.	414,005	117,813
	Mid-America Apartment Communities Inc.	753,616	114,987
	UDR Inc.	2,020,878	84,351
	Camden Property Trust	687,468	78,172
	Independence Realty Trust Inc.	1,488,728	28,598
	Elme Communities	567,664	8,663
	Veris Residential Inc.	539,113	8,593
	Apartment Investment & Management Co. Class A	821,415	7,426
	Centerspace	98,338	5,974
	NexPoint Residential Trust Inc.	146,985	5,803
	BRT Apartments Corp.	71,899	1,232
			820,170
Office REITs (3.3%)
	BXP Inc.	967,403	70,756
	Vornado Realty Trust	1,044,161	45,171
	Cousins Properties Inc.	981,076	29,952
[1]	SL Green Realty Corp.	417,819	28,157
	Kilroy Realty Corp.	717,817	28,009
	COPT Defense Properties	726,518	21,389
	Highwoods Properties Inc.	682,857	20,342
	Douglas Emmett Inc.	1,078,234	19,796
	JBG SMITH Properties	528,770	8,201
	Easterly Government Properties Inc. Class A	633,116	7,192
	Piedmont Office Realty Trust Inc. Class A	802,012	7,010
	Brandywine Realty Trust	1,119,341	6,145
	Paramount Group Inc.	1,130,146	5,527
*	NET Lease Office Properties	95,846	3,059
	Hudson Pacific Properties Inc.	814,227	2,549
	Peakstone Realty Trust	235,163	2,528
	Orion Office REIT Inc.	333,923	1,352
	Office Properties Income Trust	340,407	309
			307,444
Other Specialized REITs (6.6%)
	VICI Properties Inc. Class A	6,753,210	201,043
	Iron Mountain Inc.	1,891,530	192,123
	Gaming & Leisure Properties Inc.	1,769,954	85,648
	Lamar Advertising Co. Class A	566,563	71,625
	EPR Properties	487,509	22,474
	Four Corners Property Trust Inc.	598,167	16,408
	Outfront Media Inc.	855,426	15,740
	Uniti Group Inc.	1,574,487	8,581
	Safehold Inc.	298,789	4,843
	Farmland Partners Inc.	295,195	3,445
	Gladstone Land Corp.	220,999	2,400
			624,330
Retail REITs (13.3%)
	Simon Property Group Inc.	2,102,142	365,478
	Realty Income Corp.	5,315,736	290,452
	Kimco Realty Corp.	4,347,129	97,593
	Regency Centers Corp.	1,111,883	79,878
	Federal Realty Investment Trust	485,797	52,772
	Brixmor Property Group Inc.	1,943,776	50,655
[1]	Agree Realty Corp.	648,898	47,091
	NNN REIT Inc.	1,183,791	46,630
	Macerich Co.	1,602,682	33,304
	Kite Realty Group Trust	1,416,051	32,782
	Phillips Edison & Co. Inc.	789,817	28,694
	Tanger Inc.	705,213	23,145
	Urban Edge Properties	782,664	15,919
	Acadia Realty Trust	677,947	15,619

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Curbline Properties Corp.	609,201	14,907
	InvenTrust Properties Corp.	497,670	14,801
	Retail Opportunity Investments Corp.	822,693	14,372
	Getty Realty Corp.	331,096	10,267
	NETSTREIT Corp.	500,282	7,244
	SITE Centers Corp.	302,531	4,532
	Whitestone REIT	274,675	3,681
	Saul Centers Inc.	84,612	3,090
	Alexander's Inc.	14,858	2,822
	CBL & Associates Properties Inc.	78,508	2,403
*,2	Spirit MTA REIT	257,871	23
			1,258,154
Self-Storage REITs (6.3%)
	Public Storage	1,015,647	303,150
	Extra Space Storage Inc.	1,366,532	210,446
	CubeSmart	1,451,757	60,538
	National Storage Affiliates Trust	465,245	17,284
			591,418
Single-Family Residential REITs (4.0%)
	Invitation Homes Inc.	3,751,486	116,859
	Sun Communities Inc.	803,818	101,683
	Equity LifeStyle Properties Inc.	1,142,399	74,770
	American Homes 4 Rent Class A	2,123,909	73,551
	UMH Properties Inc.	479,918	8,633
			375,496
Telecom Tower REITs (10.0%)
	American Tower Corp.	3,011,647	557,004
	Crown Castle Inc.	2,802,061	250,168
	SBA Communications Corp. Class A	692,989	136,907
			944,079
Timber REITs (2.0%)
	Weyerhaeuser Co.	4,689,537	143,594
	Rayonier Inc.	948,414	24,791
	PotlatchDeltic Corp.	508,156	22,730
			191,115
Total Equity Real Estate Investment Trusts (REITs) (Cost $7,308,003)			8,610,847
Real Estate Management & Development (8.6%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	263,931	12,695
*	Tejon Ranch Co.	129,040	2,093
	RMR Group Inc. Class A	102,067	1,906
			16,694
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	210,768	16,096
*	Forestar Group Inc.	130,979	3,125
			19,221
Real Estate Operating Companies (0.1%)
	Kennedy-Wilson Holdings Inc.	710,457	6,430
[1]	Landbridge Co. LLC Class A	82,442	5,348
*	Seritage Growth Properties Class A	226,514	847
			12,625
Real Estate Services (8.1%)
*	CBRE Group Inc. Class A	1,975,587	285,946
*	CoStar Group Inc.	2,641,941	202,373
*	Jones Lang LaSalle Inc.	305,934	86,518
*	Zillow Group Inc. Class C	992,295	81,587
*	Zillow Group Inc. Class A	348,624	27,611
*	Cushman & Wakefield plc	1,476,571	20,362
*	Compass Inc. Class A	2,770,249	20,084
	Newmark Group Inc. Class A	911,137	12,874
*	Redfin Corp.	787,496	6,300
	Marcus & Millichap Inc.	161,838	6,176
[1]	eXp World Holdings Inc.	494,269	5,625
*	Opendoor Technologies Inc.	3,860,556	5,328

Real Estate II Index Fund
	Shares	Market Value• ($000)
* Anywhere Real Estate Inc.	651,605	2,352
		763,136
Total Real Estate Management & Development (Cost $680,051)		811,676
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4] Vanguard Market Liquidity Fund, 4.371% (Cost $31,336)	313,414	31,338
Total Investments (100.1%) (Cost $8,019,390)		9,453,861
Other Assets and Liabilities—Net (-0.1%)		(8,613)
Net Assets (100%)		9,445,248
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,262,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $14,994,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Park Hotels & Resorts Inc.	1/30/26	GSI	5,396	(4.334)	—	—
Realty Income Corp.	8/29/25	BANA	16,023	(4.438)	391	—
					391	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $768,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,988,054)	9,422,523
Affiliated Issuers (Cost $31,336)	31,338
Total Investments in Securities	9,453,861
Investment in Vanguard	251
Cash	2,588
Cash Collateral Pledged—Over-the-Counter Swap Contracts	400
Receivables for Investment Securities Sold	342
Receivables for Accrued Income	6,595
Receivables for Capital Shares Issued	106
Unrealized Appreciation—Over-the-Counter Swap Contracts	391
Total Assets	9,464,534
Liabilities
Payables for Investment Securities Purchased	3,963
Collateral for Securities on Loan	14,994
Payables to Vanguard	329
Total Liabilities	19,286
Net Assets	9,445,248
1 Includes $14,262,000 of securities on loan.
At January 31, 2025, net assets consisted of:

Paid-in Capital	8,134,853
Total Distributable Earnings (Loss)	1,310,395
Net Assets	9,445,248

Net Assets
Applicable to 433,724,207 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,445,248
Net Asset Value Per Share	$21.78
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Dividends	261,047
Interest[1]	994
Securities Lending—Net	366
Total Income	262,407
Expenses
The Vanguard Group—Note B
Investment Advisory Services	150
Management and Administrative	6,855
Marketing and Distribution	144
Custodian Fees	53
Auditing Fees	39
Shareholders’ Reports and Proxy Fees	17
Trustees’ Fees and Expenses	5
Other Expenses	17
Total Expenses	7,280
Net Investment Income	255,127
Realized Net Gain (Loss)
Capital Gain Distributions Received	36,952
Investment Securities Sold[1]	(60,639)
Swap Contracts	(3,956)
Realized Net Gain (Loss)	(27,643)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	809,776
Swap Contracts	1,221
Change in Unrealized Appreciation (Depreciation)	810,997
Net Increase (Decrease) in Net Assets Resulting from Operations	1,038,481
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $964,000, $6,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	255,127	253,107
Realized Net Gain (Loss)	(27,643)	(75,054)
Change in Unrealized Appreciation (Depreciation)	810,997	(496,890)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,038,481	(318,837)
Distributions
Net Investment Income and/or Realized Capital Gains	(262,200)	(254,199)
Return of Capital	(83,536)	(88,901)
Total Distributions	(345,736)	(343,100)
Capital Share Transactions
Issued	46,455	70,851
Issued in Lieu of Cash Distributions	345,736	343,100
Redeemed	(65,552)	(15,985)
Net Increase (Decrease) from Capital Share Transactions	326,639	397,966
Total Increase (Decrease)	1,019,384	(263,971)
Net Assets
Beginning of Period	8,425,864	8,689,835
End of Period	9,445,248	8,425,864
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.16	$21.86	$25.69	$20.50	$22.64
Investment Operations
Net Investment Income[1]	.599	.620	.558	.484	.471
Net Realized and Unrealized Gain (Loss) on Investments	1.836	(1.476)	(3.493)	5.427	(1.808)
Total from Investment Operations	2.435	(.856)	(2.935)	5.911	(1.337)
Distributions
Dividends from Net Investment Income	(.618)	(.625)	(.528)	(.477)	(.465)
Distributions from Realized Capital Gains	—	—	(.238)	(.034)	—
Return of Capital	(.197)	(.219)	(.129)	(.210)	(.338)
Total Distributions	(.815)	(.844)	(.895)	(.721)	(.803)
Net Asset Value, End of Period	$21.78	$20.16	$21.86	$25.69	$20.50
Total Return	12.26%	-3.68%	-11.23%	28.96%	-5.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,445	$8,426	$8,690	$9,542	$7,400
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.80%	3.14%	2.47%	1.95%	2.41%
Portfolio Turnover Rate	4%	6%	5%[3]	6%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at January 31, 2025, the Real Estate Index Fund was the record and beneficial owner of 97.0% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended January 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Real Estate II Index Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $251,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,422,500	—	23	9,422,523
Temporary Cash Investments	31,338	—	—	31,338
Total	9,453,838	—	23	9,453,861

Derivative Financial Instruments
Assets
Swap Contracts	—	391	—	391
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for swap agreements were reclassified between the individual components of total distributable earnings (loss).

Real Estate II Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of qualified late-year losses; the deferral of losses from wash sales; the deferral of income from real estate investment trusts; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,393,301
Capital Loss Carryforwards	(98,660)
Qualified Late-Year Losses	(2,082)
Other Temporary Differences	17,836
Total	1,310,395
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	262,200	254,199
Long-Term Capital Gains	—	—
Return of Capital	83,536	88,901
Total	345,736	343,100
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,060,560
Gross Unrealized Appreciation	2,321,781
Gross Unrealized Depreciation	(928,480)
Net Unrealized Appreciation (Depreciation)	1,393,301
E.  During the year ended January 31, 2025, the fund purchased $712,764,000 of investment securities and sold $395,060,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended January 31, 2025, such purchases were $40,000 and sales were $1,671,000, resulting in net realized gain of $192,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Year Ended January 31,
	2025 Shares (000)	2024 Shares (000)
Issued	2,234	3,562
Issued in Lieu of Cash Distributions	16,360	17,762
Redeemed	(2,889)	(786)
Net Increase (Decrease) in Shares Outstanding	15,705	20,538
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Real Estate II Index Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Specialized Funds and Vanguard Fixed Income Securities Funds and Shareholders of Vanguard Real Estate Index Fund and Vanguard Real Estate II Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Real Estate Index Fund (one of the funds constituting Vanguard Specialized Funds) and Vanguard Real Estate II Index Fund (one of the funds constituting Vanguard Fixed Income Securities Funds) (hereafter collectively referred to as the "Funds") as of January 31, 2025, the related statements of operations for the year ended January 31, 2025, the statements of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2025 and each of the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024.
Fund	($000)
Real Estate Index Fund	36,705
Real Estate II Index Fund	5,032
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Real Estate Index Fund	4,542
Real Estate II Index Fund	546
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2024.
Fund	($000)
Real Estate Index Fund	1,763,517
Real Estate II Index Fund	246,666

Q1230 032025

Financial Statements
For the year ended January 31, 2025
Vanguard GNMA Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	14
Tax information	15

GNMA Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (97.5%)
U.S. Government Securities (0.6%)
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/34	87,576	85,166
Conventional Mortgage-Backed Securities (91.4%)
[1,2]	Fannie Mae Pool	2.120%	5/1/31	20,825	17,853
[1,2]	Fannie Mae Pool	2.250%	4/1/33	27,145	22,487
[1,2]	Fannie Mae Pool	2.690%	3/1/37	7,769	6,308
[1,2]	Fannie Mae Pool	2.950%	6/1/31	1,878	1,693
[1,2]	Fannie Mae Pool	2.960%	6/1/31	2,213	2,007
[1,2]	Fannie Mae Pool	3.000%	6/1/43	29,664	26,186
[1,2]	Fannie Mae Pool	3.010%	8/1/34	2,045	1,752
[1,2]	Fannie Mae Pool	3.050%	7/1/31	1,924	1,742
[1,2]	Fannie Mae Pool	3.240%	3/1/28	5,687	5,475
[1,2]	Fannie Mae Pool	3.260%	12/1/37	4,175	3,498
[1,2]	Fannie Mae Pool	3.410%	5/1/32	4,100	3,732
[1,2]	Fannie Mae Pool	3.420%	4/1/31	1,277	1,188
[1,2]	Fannie Mae Pool	3.460%	9/1/29	5,976	5,684
[1,2]	Fannie Mae Pool	4.260%	3/1/29	21,795	21,381
[1,2]	Fannie Mae Pool	4.625%	6/1/28	16,874	16,844
[1,2]	Fannie Mae Pool	4.820%	4/1/29	36,835	36,881
[1,2]	Fannie Mae Pool	5.170%	2/1/29	4,590	4,649
[1,2]	Fannie Mae Pool	5.200%	3/1/29	21,784	22,088
[1,2]	Freddie Mac Gold Pool	3.000%	6/1/43–1/1/47	7,208	6,283
[1,2]	Freddie Mac Gold Pool	3.500%	11/1/47–8/1/48	1,339	1,206
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	1,565	1,470
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/34–2/1/46	17,153	16,698
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/38–4/1/44	5,949	5,961
[1]	Ginnie Mae I Pool	2.500%	11/15/42–12/15/46	41,088	35,657
[1]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	315,968	280,057
[1]	Ginnie Mae I Pool	3.250%	8/15/42	7,379	6,641
[1]	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	270,360	247,145
[1]	Ginnie Mae I Pool	3.750%	7/15/42	883	813
[1]	Ginnie Mae I Pool	3.875%	10/15/40–6/15/42	12,173	11,344
[1]	Ginnie Mae I Pool	4.000%	4/15/25–7/15/46	356,524	338,248
[1]	Ginnie Mae I Pool	4.500%	4/15/33–4/15/44	186,289	181,027
[1]	Ginnie Mae I Pool	5.000%	11/15/32–7/15/52	165,647	164,829
[1]	Ginnie Mae I Pool	5.500%	5/15/28–9/15/45	125,258	126,128
[1]	Ginnie Mae I Pool	6.000%	12/15/27–3/15/40	46,554	47,421
[1]	Ginnie Mae I Pool	6.500%	3/15/25–7/15/40	43,824	45,034
[1]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	5,016	5,096
[1]	Ginnie Mae I Pool	7.250%	1/15/27	3	3
[1]	Ginnie Mae I Pool	7.500%	10/15/31	2,496	2,565
[1]	Ginnie Mae I Pool	8.000%	8/15/31	990	1,014
[1]	Ginnie Mae II Pool	1.500%	4/20/44–4/20/52	127,172	97,492
[1,3,4]	Ginnie Mae II Pool	2.000%	10/20/43–2/15/55	2,413,755	1,935,262
[1,3,4]	Ginnie Mae II Pool	2.500%	6/20/37–2/15/55	2,220,777	1,863,004
[1,3,4]	Ginnie Mae II Pool	3.000%	4/20/31–3/15/55	1,731,162	1,519,919
[1,3,4,5]	Ginnie Mae II Pool	3.500%	10/20/40–2/15/55	1,427,455	1,298,653
[1,3,4]	Ginnie Mae II Pool	4.000%	4/20/39–2/15/55	352,939	334,699
[1,4]	Ginnie Mae II Pool	4.500%	12/20/32–2/15/55	752,282	719,651
[1,4]	Ginnie Mae II Pool	5.000%	10/20/32–2/15/55	808,175	788,685
[1,4]	Ginnie Mae II Pool	5.500%	1/20/34–2/15/55	538,418	536,603
[1,4]	Ginnie Mae II Pool	6.000%	4/20/28–2/15/55	840,535	848,086
[1,4]	Ginnie Mae II Pool	6.500%	4/20/37–2/15/55	207,843	212,150
[1]	Ginnie Mae II Pool	7.500%	8/20/25	1	1
[1,2]	UMBS Pool	2.000%	11/1/46–4/1/52	3,618	2,832
[1,2]	UMBS Pool	2.500%	7/1/27–9/1/46	5,281	4,659
[1,2,4]	UMBS Pool	3.000%	12/1/25–3/25/55	9,651	9,722
[1,2,4]	UMBS Pool	3.500%	9/1/46–3/25/55	87,400	79,583
[1,2]	UMBS Pool	4.000%	5/1/46–6/1/46	1,685	1,568
[1,2,4]	UMBS Pool	4.500%	12/1/40–2/25/55	3,126	2,967
1

GNMA Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	UMBS Pool	5.000%	9/1/35–3/25/55	130,524	126,191
[1,2,4]	UMBS Pool	5.500%	2/1/53–2/25/55	490,920	485,165
[1,2,4]	UMBS Pool	6.000%	12/1/52–3/25/55	218,113	219,867
[1,2]	UMBS Pool	6.500%	2/1/29–5/1/40	688	720
					12,813,567
Nonconventional Mortgage-Backed Securities (5.5%)
[1,2,6]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.844%	8/1/43	434	444
[1,2,6]	Fannie Mae Pool, RFUCCT1Y + 1.580%	7.162%	9/1/44	2,336	2,394
[1,2]	Fannie Mae REMICS	1.500%	1/25/51	6,060	3,359
[1,2]	Fannie Mae REMICS	2.000%	9/25/42	2,802	2,596
[1,2]	Fannie Mae REMICS	2.500%	10/25/42	2,231	2,090
[1,2]	Fannie Mae REMICS	3.000%	4/25/40–7/25/49	30,302	26,555
[1,2]	Fannie Mae REMICS	3.500%	7/25/44–4/25/59	67,096	55,569
[1,2]	Fannie Mae REMICS	5.500%	12/25/51	30,709	30,736
[1,2]	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	915	936
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.518%	7.268%	10/1/44	533	543
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.600%	7.082%	10/1/44	2,270	2,321
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.616%	7.295%	9/1/44	1,476	1,507
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.790%	10/1/44	2,185	2,233
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.995%	9/1/43	1,448	1,481
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	7.370%	7/1/44	513	524
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.630%	6.286%	4/1/44	1,851	1,893
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.132%	8/1/43	2,128	2,172
[1,2]	Freddie Mac REMICS	2.000%	4/15/42	2,898	2,627
[1,2]	Freddie Mac REMICS	2.500%	3/25/52	5,369	3,602
[1,2]	Freddie Mac REMICS	3.500%	8/15/45–1/25/46	17,562	15,587
[1,2]	Freddie Mac REMICS	4.000%	6/15/54	4,125	3,199
[1,2]	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	2,292	2,337
[1]	Ginnie Mae REMICS	1.000%	8/20/50–6/20/51	28,095	21,048
[1]	Ginnie Mae REMICS	1.500%	11/20/49–4/16/50	21,500	17,520
[1]	Ginnie Mae REMICS	1.650%	11/20/45	24,995	22,935
[1]	Ginnie Mae REMICS	2.000%	7/20/42	16,087	14,534
[1]	Ginnie Mae REMICS	2.250%	3/16/45–2/20/52	12,216	10,946
[1]	Ginnie Mae REMICS	2.375%	4/20/44	4,320	3,944
[1]	Ginnie Mae REMICS	2.500%	12/16/39–2/20/52	203,109	173,398
[1]	Ginnie Mae REMICS	2.650%	11/17/48	2,311	2,194
[1]	Ginnie Mae REMICS	3.000%	6/20/39–2/20/52	230,007	195,067
[1]	Ginnie Mae REMICS	3.000%	7/20/43	3,315	3,021
[1]	Ginnie Mae REMICS	3.250%	8/20/44–2/20/49	13,418	10,673
[1]	Ginnie Mae REMICS	3.500%	9/20/44–2/20/49	50,067	44,580
[1]	Ginnie Mae REMICS	3.691%	10/20/48	10,677	9,562
[1]	Ginnie Mae REMICS	3.750%	12/16/39	2,403	2,138
[1]	Ginnie Mae REMICS	4.000%	1/20/45–12/20/48	55,053	52,120
[1]	Ginnie Mae REMICS	4.500%	6/20/39–4/16/41	17,715	17,193
[1]	Ginnie Mae REMICS	5.000%	6/16/37	3,965	3,954
[1,6]	Ginnie Mae REMICS, TSFR1M + 0.314%	4.613%	2/20/37	1,000	997
					770,529
Total U.S. Government and Agency Obligations (Cost $15,102,070)					13,669,262
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/57	10,658	7,666
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	11,208	7,961
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	15,439	11,040
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	56,379	49,448
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	14,392	10,370
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/59	61,411	49,497
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $178,241)					135,982
2

GNMA Fund
		Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (2.5%)
Money Market Fund (0.2%)
[7]	Vanguard Market Liquidity Fund	4.371%		255,095	25,507
			Maturity Date	Face Amount ($000)
Repurchase Agreements (2.3%)
	Bank of America Securities, LLC (Dated 1/31/25, Repurchase Value $21,708,000, collateralized by Fannie Mae 2.000%–6.500%, 4/1/35–1/1/54, Freddie Mac 2.000%–6.000%, 1/1/52–10/1/53, and Ginnie Mae 5.300%–6.181%, 10/15/59–10/20/74, with a value of $22,134,000)	4.350%	2/3/25	21,700	21,700
	Bank of Nova Scotia (Dated 1/31/25, Repurchase Value $72,826,000, collateralized by U.S. Treasury Note/Bond 0.750%–4.875%, 3/15/26–2/15/48, with a value of $74,283,000)	4.330%	2/3/25	72,800	72,800
	Barclays Capital Inc. (Dated 1/31/25, Repurchase Value $29,411,000, collateralized by U.S. Treasury Note/Bond 4.625%, 6/15/27, with a value of $29,988,000)	4.340%	2/3/25	29,400	29,400
	Citigroup Global Markets Inc. (Dated 1/31/25, Repurchase Value $29,311,000, collateralized by U.S. Treasury Note/Bond 1.250%–4.125%, 4/30/28–10/31/29, with a value of $29,886,000)	4.330%	2/3/25	29,300	29,300
	Credit Agricole Securities (USA) Inc. (Dated 1/31/25, Repurchase Value $22,508,000, collateralized by U.S. Treasury Note/Bond 4.250%, 2/28/29, with a value of $22,950,000)	4.330%	2/3/25	22,500	22,500
	HSBC Bank USA (Dated 1/31/25, Repurchase Value $17,206,000, collateralized by U.S. Treasury Bill 0.000%, 2/25/25–5/20/25, with a value of $17,544,000)	4.330%	2/3/25	17,200	17,200
	HSBC Bank USA (Dated 1/31/25, Repurchase Value $30,111,000, collateralized by Fannie Mae 2.000%–2.500%, 6/1/35–1/1/51, and Freddie Mac 2.500%–6.500%, 3/1/44–11/1/54, with a value of $30,702,000)	4.350%	2/3/25	30,100	30,100
	JP Morgan Securities LLC (Dated 1/31/25, Repurchase Value $20,007,000, collateralized by U.S. Treasury Note/Bond 0.250%, 10/31/25, with a value of $20,400,000)	4.340%	2/3/25	20,000	20,000
	Natixis SA (Dated 1/31/25, Repurchase Value $20,607,000, collateralized by Federal Home Loan Bank 4.080%–4.100%, 5/25/33–10/24/33, Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 7/15/26–2/15/52, and U.S. Treasury Note/Bond 2.875%–4.375%, 1/15/28–5/15/48, with a value of $21,012,000)	4.330%	2/3/25	20,600	20,600
	Societe Generale (Dated 1/31/25, Repurchase Value $15,205,000, collateralized by U.S. Treasury Note/Bond 4.500%, 11/15/54, with a value of $15,504,000)	4.330%	2/3/25	15,200	15,200
	TD Securities (USA) LLC (Dated 1/31/25, Repurchase Value $19,407,000, collateralized by Fannie Mae 5.500%, 11/1/54, with a value of $19,788,000)	4.350%	2/3/25	19,400	19,400
	Wells Fargo & Co. (Dated 1/31/25, Repurchase Value $29,011,000, collateralized by Freddie Mac 5.500%, 11/1/54, with a value of $29,580,000)	4.350%	2/3/25	29,000	29,000
					327,200
Total Temporary Cash Investments (Cost $352,705)					352,707
Total Investments (101.0%) (Cost $15,633,016)					14,157,951
Other Assets and Liabilities—Net (-1.0%)					(136,093)
Net Assets (100%)					14,021,858
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Securities with a value of $15,405,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
5	Securities with a value of $9,980,000 have been segregated as initial margin for open futures contracts.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.
3

GNMA Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	1,232	253,330	209
5-Year U.S. Treasury Note	March 2025	1,186	126,179	(375)
Ultra 10-Year U.S. Treasury Note	March 2025	88	9,801	(110)
Ultra Long U.S. Treasury Bond	March 2025	90	10,662	(345)
				(621)

Short Futures Contracts
10-Year U.S. Treasury Note	March 2025	(1,181)	(128,544)	57
Long U.S. Treasury Bond	March 2025	(2,034)	(231,685)	5,300
				5,357
				4,736
See accompanying Notes, which are an integral part of the Financial Statements.
4

GNMA Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,607,511)	14,132,444
Affiliated Issuers (Cost $25,505)	25,507
Total Investments in Securities	14,157,951
Investment in Vanguard	380
Cash	90
Receivables for Investment Securities Sold	2,293,323
Receivables for Accrued Income	42,558
Receivables for Capital Shares Issued	2,403
Variation Margin Receivable—Futures Contracts	1,413
Other Assets	615
Total Assets	16,498,733
Liabilities
Payables for Investment Securities Purchased	2,456,346
Payables for Capital Shares Redeemed	12,455
Payables for Distributions	6,861
Payables to Investment Advisor	388
Payables to Vanguard	825
Total Liabilities	2,476,875
Net Assets	14,021,858
At January 31, 2025, net assets consisted of:

Paid-in Capital	16,937,366
Total Distributable Earnings (Loss)	(2,915,508)
Net Assets	14,021,858

Investor Shares—Net Assets
Applicable to 535,748,725 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,900,176
Net Asset Value Per Share—Investor Shares	$9.15

Admiral™ Shares—Net Assets
Applicable to 997,267,483 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,121,682
Net Asset Value Per Share—Admiral Shares	$9.15
See accompanying Notes, which are an integral part of the Financial Statements.
5

GNMA Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Interest[1]	555,847
Total Income	555,847
Expenses
Investment Advisory Fees—Note B	1,626
The Vanguard Group—Note C
Management and Administrative—Investor Shares	9,415
Management and Administrative—Admiral Shares	8,796
Marketing and Distribution—Investor Shares	182
Marketing and Distribution—Admiral Shares	435
Custodian Fees	341
Auditing Fees	40
Shareholders’ Reports and Proxy Fees—Investor Shares	224
Shareholders’ Reports and Proxy Fees—Admiral Shares	198
Trustees’ Fees and Expenses	8
Other Expenses	19
Total Expenses	21,284
Net Investment Income	534,563
Realized Net Gain (Loss)
Investment Securities Sold[1]	(84,831)
Futures Contracts	(4,502)
Realized Net Gain (Loss)	(89,333)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(139,830)
Futures Contracts	19,899
Change in Unrealized Appreciation (Depreciation)	(119,931)
Net Increase (Decrease) in Net Assets Resulting from Operations	325,299
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,376,000, ($9,000), and $9,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
6

GNMA Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	534,563	535,871
Realized Net Gain (Loss)	(89,333)	(178,351)
Change in Unrealized Appreciation (Depreciation)	(119,931)	(152,310)
Net Increase (Decrease) in Net Assets Resulting from Operations	325,299	205,210
Distributions
Investor Shares	(178,710)	(167,790)
Admiral Shares	(355,543)	(367,806)
Total Distributions	(534,253)	(535,596)
Capital Share Transactions
Investor Shares	(184,750)	(25,298)
Admiral Shares	(975,116)	(1,208,416)
Net Increase (Decrease) from Capital Share Transactions	(1,159,866)	(1,233,714)
Total Increase (Decrease)	(1,368,820)	(1,564,100)
Net Assets
Beginning of Period	15,390,678	16,954,778
End of Period	14,021,858	15,390,678
See accompanying Notes, which are an integral part of the Financial Statements.
7

GNMA Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.28	$9.44	$10.41	$10.73	$10.58
Investment Operations
Net Investment Income[1]	.329	.304	.230	.085	.178
Net Realized and Unrealized Gain (Loss) on Investments	(.130)	(.160)	(.969)	(.321)	.157
Total from Investment Operations	.199	.144	(.739)	(.236)	.335
Distributions
Dividends from Net Investment Income	(.329)	(.304)	(.231)	(.084)	(.176)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	—	—	—	—	(.009)
Total Distributions	(.329)	(.304)	(.231)	(.084)	(.185)
Net Asset Value, End of Period	$9.15	$9.28	$9.44	$10.41	$10.73
Total Return[2]	2.19%	1.62%	-7.09%	-2.21%	3.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,900	$5,157	$5,270	$6,711	$7,719
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%[3]	0.21%[3]	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	3.57%	3.33%	2.40%	0.80%	1.66%
Portfolio Turnover Rate[4]	388%	305%	478%	800%	638%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Includes 259%, 180%, 206%, 298%, and 182%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
8

GNMA Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.28	$9.44	$10.41	$10.73	$10.58
Investment Operations
Net Investment Income[1]	.338	.313	.239	.098	.184
Net Realized and Unrealized Gain (Loss) on Investments	(.130)	(.160)	(.969)	(.323)	.161
Total from Investment Operations	.208	.153	(.730)	(.225)	.345
Distributions
Dividends from Net Investment Income	(.338)	(.313)	(.240)	(.095)	(.185)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	—	—	—	—	(.010)
Total Distributions	(.338)	(.313)	(.240)	(.095)	(.195)
Net Asset Value, End of Period	$9.15	$9.28	$9.44	$10.41	$10.73
Total Return[2]	2.28%	1.73%	-7.00%	-2.11%	3.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,122	$10,233	$11,685	$15,587	$19,602
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%[3]	0.11%[3]	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.67%	3.42%	2.49%	0.92%	1.72%
Portfolio Turnover Rate[4]	388%	305%	478%	800%	638%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Includes 259%, 180%, 206%, 298%, and 182%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
9

GNMA Fund
Notes to Financial Statements
Vanguard GNMA Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At January 31, 2025, counterparties had deposited in segregated accounts securities with a value of $2,343,000 and cash of $5,760,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
10

GNMA Fund
During the year ended January 31, 2025, the fund’s average investments in long and short futures contracts represented 4% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the year ended January 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.01% of the fund’s average net assets.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $380,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
11

GNMA Fund
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	13,669,262	—	13,669,262
Asset-Backed/Commercial Mortgage-Backed Securities	—	135,982	—	135,982
Temporary Cash Investments	25,507	327,200	—	352,707
Total	25,507	14,132,444	—	14,157,951

Derivative Financial Instruments
Assets
Futures Contracts[1]	5,566	—	—	5,566
Liabilities
Futures Contracts[1]	(830)	—	—	(830)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	14,374
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,490,378)
Capital Loss Carryforwards	(1,432,643)
Qualified Late-Year Losses	—
Other Temporary Differences	(6,861)
Total	(2,915,508)
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	534,253	535,596
Long-Term Capital Gains	—	—
Total	534,253	535,596
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,648,329
Gross Unrealized Appreciation	12,661
Gross Unrealized Depreciation	(1,503,039)
Net Unrealized Appreciation (Depreciation)	(1,490,378)
F.  During the year ended January 31, 2025, the fund purchased $56,056,685,000 of investment securities and sold $57,483,355,000 of investment securities, other than temporary cash investments.
12

GNMA Fund
G.  Capital share transactions for each class of shares were:
	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	125,524	13,659	347,914	38,502
Issued in Lieu of Cash Distributions	171,386	18,668	160,202	17,531
Redeemed	(481,660)	(52,403)	(533,414)	(58,335)
Net Increase (Decrease)—Investor Shares	(184,750)	(20,076)	(25,298)	(2,302)
Admiral Shares
Issued	902,929	98,305	1,358,325	148,334
Issued in Lieu of Cash Distributions	272,470	29,677	281,905	30,844
Redeemed	(2,150,515)	(233,651)	(2,848,646)	(313,873)
Net Increase (Decrease)—Admiral Shares	(975,116)	(105,669)	(1,208,416)	(134,695)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
13

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Fixed Income Securities Funds and Shareholders of Vanguard GNMA Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard GNMA Fund (one of the funds constituting Vanguard Fixed Income Securities Funds, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
14

Tax information (unaudited)
The fund hereby designates for the fiscal year $4,041,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 97.9%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q360 032025
15

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ SALIM RAMJI*
_______________________
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ SALIM RAMJI*
_______________________
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: March 25, 2025

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
_______________________
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: March 25, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.